RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
6.	RELATED PARTY TRANSACTIONS
Notes Payable
The Company entered into a promissory note agreement during 2020 with its largest equity members, Atlas Capital Resources LP and Atlas Capital Resources (P) LP (collectively referred to herein as “Atlas”). Within the agreement, there were two separate loans. One of these related party loans had a June 2021 maturity and a balance of $2,382 at December 31, 2020, and the other loan had a May 2021 maturity with a balance of $1,191 at

December 31, 2020. The promissory notes bore interest at
 8% per annum calculated on a
360-day
year, and interest accrued and compounded on a quarterly basis. All accrued but unpaid interest under the notes was due and payable upon the corresponding note maturity date. Under this promissory note agreement, the Company incurred interest expense of $0 and $22 for the three and six months ended June 30, 2021, respectively. During the three and six months ended June 30, 2020, the company incurred interest expense on related party loans of $273 and $540, respectively, associated with loans that were converted into senior priority units in July 2020.
Notes payable to related party consisted of the following:

	June 30, 2021	December 31, 2020
Note payable to a related party due June 2021	$—	$2,382
Note payable to a related party due May 2021	—	1,191

	$—	$3,573
Less: Current Portion	$—	$(3,573)

	$—	$—

The related party loans in the table above were converted into Greenidge common stock in January 2021 (See Note 7).
Letters of Credit
On March 19, 2021, the Company and Atlas and its affiliates entered into an arrangement pursuant to which Greenidge agreed, upon request, to direct its bank to issue new letters of credit to replace all or a portion of the letters of credit provided by Atlas and certain of its affiliates, upon the consummation of a potential investment in, financing of, or sale of any assets or equity or debt securities of the Company, which results in net proceeds to the Company of at least $10,000,000.
Atlas obtained a letter of credit from a financial institution in the amount of $4,994 at June 30, 2021, payable to the NYSDEC. This letter of credit guarantees the current value of the Company’s environmental trust liability as discussed in Note 2.
Atlas also obtained a letter of credit from a financial institution in the amount of $3,630 at June 30, 2021, payable to Empire Pipeline Incorporated (“Empire”) in the event the Company should not make contracted payments for costs related to a pipeline interconnection project the Company has entered into with Empire (See Note 11).
Guarantee
An affiliate of Atlas has guaranteed the payment obligations of Greenidge Generation LLC in favor of Emera Energy Services, Inc. under an Energy Management Agreement and an ISDA Master Agreement under which Greenidge Generation LLC may enter into various transactions involving the purchase and sale of gas, electricity and other commodities with Emera Energy Services, Inc. This guaranty is limited to $1.0 million.
Greenidge Coin, LLC Equity Transactions
On October 2, 2019, Blocker, a related entity through common ownership, purchased 15,000 preferred units of GC for $15,000.
On July 1, 2020, Atlas purchased the preferred units of Blocker for $
16,277
, the amount of the aggregate liquidation preference, and contributed its membership interest in Blocker to GGH in exchange for Senior Priority Units—Tranche 2 (See Note 7) on July 2, 2020.

On December 31, 2020, Blocker entered into a liquidating distribution agreement with GGH, effectively dissolving Blocker into GGH.

5.	RELATED PARTY TRANSACTIONS
Notes Payable
The Company entered into a promissory note agreement during the year ended December 31, 2019 with its largest equity members, Atlas Capital Resources (A9) LP and Atlas Capital Resources (P) LP (together referred to as “Atlas”). Within the agreement, there were three separate loans with varying loan amounts and maturity dates. The notes bore interest at 8% per annum calculated on a
360-day
year, and interest accrued and compounded on a quarterly basis. On July 2, 2020, the Company entered into a contribution and exchange agreement with Atlas, and the three notes payable and related accrued interest was converted into equity in the form of Senior Priority Units – Tranche 1. The Company incurred interest expense of $553 and $673 under the terms of this promissory note agreement for the years ended December 31, 2020 and 2019, respectively.
The Company entered into a promissory note agreement during 2020 with its largest equity members, Atlas. Within the agreement, there are two separate loans with varying loan and maturity dates as described in the table below. The notes bear interest at 8% per annum calculated on a
360-day
year, and interest accrues and compounds on a quarterly basis. All accrued but unpaid interest under the notes is due and payable upon the corresponding note maturity date. For the year ended December 31, 2020, the Company incurred interest expense of $20 under the terms of this promissory note agreement.

Notes payable to related party consisted of the following at December 31:

	2020	2019
Note payable to a related party with interest at 8% per annum. All outstanding principal and accrued but unpaid interest is due June 2021.	$2,382	$—
Note payable to a related party with interest at 8% per annum. All outstanding principal and accrued but unpaid interest is due May 2021.	1,191	—
Notes payable converted into Senior Priority Units—Tranche 1 (see Note 6).	—	12,700

	3,573	12,700
Less: Current portion	(3,573)	(5,000)

	$—	$7,700

Letters of Credit
The largest equity members of the Company, Atlas Capital Resources LP and Atlas Capital Resources (P) LP, obtained a letter of credit from a financial institution in the amount of $4,938 at December 31, 2020 and 2019, payable to the NYSDEC. This letter of credit guarantees the current value of the Company’s environmental trust liability as discussed in Note 2.
Atlas Capital Resources LP and Atlas Capital Resources (P) LP also obtained a letter of credit from a financial institution in the amount of $3,630 at December 31, 2020 and 2019, payable to Empire Pipeline Incorporated (“Empire”) in the event the Company should not make contracted payments for costs related to a pipeline interconnection project the Company has entered into with Empire.
The Company paid Atlas Capital Resources LP and Atlas Capital Resources (P) LP $184 and $206 for letter of credit fees during the years ended December 31, 2020 and 2019, respectively.
Greenidge Coin, LLC Equity Transactions
On October 2, 2019, Blocker, a related entity through common ownership, purchased 15,000 preferred units of GC for $15,000.
On July 1, 2020, Atlas purchased the preferred units of Blocker for $16,277, the amount of the aggregate liquidation preference, and contributed its membership interest in Blocker to GGH in exchange for Senior Priority Units—Tranche 2 (See Note 6) on July 2, 2020.
On December 31, 2020, Blocker entered into a liquidating distribution agreement with GGH, effectively dissolving Blocker into GGH.